Insurance Business Result - Summary of Underwriting Income from Insurance Business (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of types of insurance contracts [abstract]
Premiums and Surcharges Accrued			$ 149,523,729
Claims Accrued			(27,401,750)
Redemptions			(389,449)
Fixed and Periodic Annuities			(230,719)
Production and Operating Expenses			(29,968,573)
Other Income and Expenses			(1,658,707)
Total	$ 73,260,638	$ 80,783,637	$ 89,874,531